Summary of Significant Accounting Policies - Revenue Recognition (Details Textual)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Significant Accounting Policies [Line Items]
Revenue recognition requisite period (in days)	3 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Revenue recognition requisite period (in days)	30 days